Financial Instruments - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non derivative financial liabilities
Short-term unsecured borrowings	$ 140	$ 0
Short-term secured borrowings	568,200	503,700
Lease liabilities	4,218	7,160
Not later than Six months
Non derivative financial liabilities
Short-term unsecured borrowings	140
Short-term secured borrowings	568,518	504,061
Lease liabilities	989	2,788
Guarantee deposits	1,005	1,006
Total	574,257	511,934
Not later than Six months | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	3,605	4,079
Later than six months and not later than one year
Non derivative financial liabilities
Lease liabilities	859	1,062
Total	4,406	5,006
Later than six months and not later than one year | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	3,547	3,944
Later than one year and not later than two years
Non derivative financial liabilities
Lease liabilities	1,385	1,621
Total	8,265	9,212
Later than one year and not later than two years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	6,880	7,591
Later than two years and not later than five years
Non derivative financial liabilities
Lease liabilities	1,153	1,978
Total	18,677	22,505
Later than two years and not later than five years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	17,524	20,527
Later than five years
Non derivative financial liabilities
Total		4,604
Later than five years | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)		4,604
Contractual cash flows
Non derivative financial liabilities
Short-term unsecured borrowings	140
Short-term secured borrowings	568,518	504,061
Lease liabilities	4,386	7,449
Guarantee deposits	1,005	1,006
Total	605,605	553,261
Contractual cash flows | Unsecured Borrowings
Non derivative financial liabilities
Long-term unsecured borrowings (including current portion)	$ 31,556	$ 40,745